Equity Incentive Plans and Share-Based Payments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Assumptions

The fair value of each option was estimated on the date of the grant using the BSM option pricing model with the following assumptions:

	Nine Months Ended September 30,
	2023	2022
Expected volatility	70% - 95%	55% - 70%
Expected term (in years)	6.0	5.24 -6.0
Risk-free interest rate	3.5% - 3.9%	1.34% - 4.10%
Expected dividend yield	0.0%	0.0%

The fair value of each option was estimated on the date of the grant using the BSM option pricing model with the following assumptions:

	2022	2021
Expected volatility	55% -70%	55.0%
Expected term (in years)	5.24 - 6.0	6.0
Risk-free interest rate	1.34% - 4.10%	1.34%
Expected dividend yield	0.0%	0.0%

Schedule of Stock Option Activity

Options outstanding and exercisable under the employee share option plan as of September 30, 2023 and a summary of option activity during the nine months then ended is presented below.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2022	86,951	$62.16
Granted	22,477	$13.98
Exercised	-	$-
Canceled or forfeited	(31,480)	$53.58
Outstanding at September 30, 2023	77,948	$51.74	8.45	$0
Exercisable at September 30, 2023	24,210	$62.23	7.75	$0

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the Common Stock for the options that were in the money at September 30, 2023.

Options outstanding and exercisable under the employee share option plan as of December 31, 2022 and December 2021, and a summary of option activity during the year then ended is presented below.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2020	-	$-
Granted	30,942	$95.40
Exercised	-	$-
Canceled or forfeited	(205)	$95.40
Outstanding at December 31, 2021	30,737	$95.40	9.94	$1,691
Granted	64,572	$48.20
Exercised	-	$-
Canceled or forfeited	(8,358)	$76.11
Outstanding at December 31, 2022	86,951	$62.16	9.27	$1
Exercisable at December 31, 2022	11,166	$85.48	8.99	$-

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that were in the money at December 31, 2022 and December 31, 2021.

Schedule of Restricted Stock Units

	Shares	Weighted Average Remaining Contractual Term	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	17,176		$52.20
Awarded	-		$-
Vested	(8,588)		$52.20
Canceled or forfeited	(3,817)	0.63	$-
Outstanding at September 30, 2023	4,771	0.63	$52.20

The following table summarizes the activity for RSUs during the year ended December 31, 2022 and December 31, 2021:

	Shares	Weighted Average Grant Date Fair Value
Outstanding balance at December 31, 2020	-	$-
Granted	8,504	95.40
Issued	-	-
Forfeited	-	-
Outstanding balance at December 31, 2021	8,504	$95.40
Awarded	17,176	52.20
Issued	(8,504)	95.40
Forfeited	-	-
Outstanding balance at December 31, 2022	17,176	$52.20